Common Stock	12 Months Ended
Dec. 31, 2021
Class of Stock Disclosures [Abstract]
Common Stock
11. Common Stock
The Company’s Certificate of Incorporation, as amended and restated, authorizes the Company to issue shares of common stock with a par value of $0.001 per share. The holder of each share of common stock is entitled to one vote in respect of each share of stock held. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the funds and assets available for distribution to the stockholders of the Company will be distributed among the holders of shares of common stock, pro rata based on the number of shares of common stock held by each such holder. The holders of Common Stock are also entitled to receive dividends whenever funds and assets are legally available and when declared by the Board of Directors. No dividends have been declared as of December 31, 2021.
The Company increased the number of shares of common stock authorized to be issued to 200,000,000 shares in August 2021, at the time in which the Certificate of Incorporation was amended and restated. As of December 31, 2021 and 2020, there were 87,598,184 and 40,372,133 shares of common stock issued and outstanding, respectively, as adjusted to reflect the Business Combination and reverse recapitalization through the application of a retroactive adjustment.